Basis of Presentation - Schedule of Significant Intercompany Transactions (Details)	Dec. 31, 2024
Sinovac Hong Kong
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Beijing
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	73.09%
Sinovac LS
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	59.24%
Sinovac Dalian
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	68.00%
Sinovac Biomed Co., Ltd.
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Singapore
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%